Other Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments, affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	Yen in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,718,297	¥1,342,356	¥375,941	¥—	¥1,718,297
Time deposits	106,700	—	106,700	—	106,700
Total finance receivables, net	11,144,427	—	—	11,434,936	11,434,936
Other receivables	432,693	—	—	432,693	432,693
Short-term borrowings	(4,089,528)	—	(4,089,528)	—	(4,089,528)
Long-term debt including the current portion	(10,020,853)	—	(9,244,942)	(979,196)	(10,224,138)

	U.S. dollars in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$18,270	$14,273	$3,997	$—	$18,270
Time deposits	1,135	—	1,135	—	1,135
Total finance receivables, net	118,495	—	—	121,584	121,584
Other receivables	4,601	—	—	4,601	4,601
Short-term borrowings	(43,482)	—	(43,482)	—	(43,482)
Long-term debt including the current portion	(106,548)	—	(98,298)	(10,412)	(108,710)